Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Trading Symbol	SLN
Entity Registrant Name	Silence Therapeutics plc
Entity Central Index Key	0001479615
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Common Stock, Shares Outstanding	89,784,720
Document Shell Company Report	false
Title of 12(b) Security	American Depositary Shares, each representing 3 ordinary shares, nominal value £0.05 per share
Security Exchange Name	NASDAQ
Document Annual Report	true
Document Registration Statement	false
Document Transition Report	false
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Address, Country	GB
Entity File Number	001-39487
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	72 Hammersmith Road
Entity Address, City or Town	London
Entity Address, Postal Zip Code	W14 8TH
Document Accounting Standard	International Financial Reporting Standards
Auditor Firm ID	876
Auditor Name	PricewaterhouseCoopers LLP
Auditor Location	Reading, United Kingdom
Business Contact
Document Information [Line Items]
Entity Address, Country	GB
Entity Address, Address Line One	72 Hammersmith Road
Entity Address, City or Town	London
Entity Address, Postal Zip Code	W14 8TH
Contact Personnel Name	Craig Tooman
Local Phone Number	3457 6900
City Area Code	+44 20